As filed with the Securities and Exchange Commission on May 30, 2013

Registration Nos.

333-150092

811-05563

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 19	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 353	☒

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF

PACIFIC LIFE INSURANCE COMPANY

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive

Newport Beach, California 92660

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-7286

(Depository’s Telephone Number, including Area Code)

Charlene Grant

Assistant Vice President

Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, California 92660

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☒	on August 1, 2013 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new date for a previously filed post-effective amendment.

Title of securities being registered: interests in the Separate Account under Pacific Select Exec IV, Pacific Select Exec V, and Pacific Select VUL Flexible Premium Variable Life Insurance Policies.

Filing fee: None

Prospectus

(Included in Registrant’s Form N-6, File No 333-150092, Accession No 0000950123-13-002258 filed on April 15, 2013, and incorporated by reference herein.)

SAI

(Included in Registrant’s Form N-6, File No. 333-150092, Accession No. 0000950123-13-002258 filed on April 15, 2013, and incorporated by reference herein.)

Supplement dated August 1, 2013 to the Prospectus dated May 1, 2013 for

Pacific Select VUL Flexible Premium Variable Universal Life Insurance Policy

issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Policyholder or Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2013, as supplemented.

The purpose of this supplement is to inform you of a new Indexed Account that will be available starting August 1, 2013, subject to state availability.

The BENEFITS AND RISKS OF PACIFIC SELECT VUL section is amended as follows:

The Risks of your Policy – Indexed Interest Crediting Risk subsection is deleted and replaced with the following:

We credit interest daily to Accumulated Value in the Indexed Accounts (this is the Segment Guaranteed Interest and currently, is 1% annually for the 1-Year Indexed Account and 1-Year High Par Indexed Account). We also credit interest at Segment Maturity to Accumulated Value in the Indexed Accounts that is based in part on any positive change in the Index (this is the Segment Indexed Interest). If the underlying Index remains level or declines over a prolonged period of time and we have not credited Segment Indexed Interest, you may need to increase your premium payments to prevent the Policy from lapsing.

The Risks of your Policy – The Change in Growth Cap subsection is deleted and replaced with the following:

We determine the Growth Cap under the Indexed Accounts. The Growth Cap for the 1-Year Indexed Account is currently 11% and we cannot set it lower than the minimum Growth Cap of 3%. We may increase or decrease the Growth Cap for future Segments, but the Growth Cap will never be less than 3%. The Growth Cap for the 1-Year High Par Indexed Account is currently 10% and we cannot set it lower than the minimum Growth Cap of 2%. We may increase or decrease the Growth Cap for future Segments, but the Growth Cap will never be less than 2%.

The following is being added to the Risks of your Policy subsection:

The Change in Participation Rate

We determine the Participation Rate under the Indexed Accounts. For the 1-Year Indexed Account, the current participation rate is 100% and we cannot set it lower than that amount. For the 1-Year High Par Indexed Account, the current participation rate is 150%, and we cannot set it lower than the minimum Participation rate of 140%. We may increase the participation rate for the 1-Year Indexed Account for future segments, but it will never be less than 100%. We may increase or decrease the participation rate for the 1-Year High Par Indexed Account for future segments, but it will never be less than 140%.

The TERMS USED IN THIS PROSPECTUS section is amended as follows:

The Indexed Account, Indexed Fixed Account Option, Investment Option and Segment Guaranteed Interest terms are deleted and replaced with the following:

Indexed Account – an Investment Option within the Indexed Fixed Account. Currently, there are two Indexed Accounts – the 1-Year Indexed Account and the 1-Year High Par Indexed Account.

Indexed Account Option – an Investment Option in the Indexed Fixed Account.

Investment Option – a Variable Investment Option, Fixed Option or Indexed Account Option.

Segment Guaranteed Interest – the interest we credit daily to each Segment in the 1-Year Indexed Account and 1-Year High Par Indexed Account from the Segment Start Date to the Segment Maturity at an annual rate equal to 1% for the Indexed Accounts.

All other references in the Prospectus to the “Indexed Account,” when referring to currently available Indexed Accounts collectively, will change to the following:

“Indexed Accounts”

The YOUR INVESTMENT OPTIONS section is amended as follows:

The Indexed Fixed Account subsection is amended to include the following:

Indexed Fixed Account

The Indexed Fixed Account is a Policy Account which is held in our General Account and in which there may be additional Indexed Account Options under the Policy. Currently, there are two Indexed Accounts in the Indexed Fixed Account, the 1-Year Indexed Account (also referred to as the 1-Year Indexed Option), and the 1-Year High Par Indexed Account (also referred to as the 1-Year High Par Indexed Option). Allocations to the Indexed Accounts are made first to the Fixed Account and transferred to the Indexed Options on the next Segment Start Date. If you surrender your Policy prior to segment maturity, you will forfeit any Segment Indexed Interest. We reserve the right to add additional Indexed Accounts or to cease offering one or more of the Indexed Accounts at any time. We will notify you of any change at your address on file with us.

We have not registered the Indexed Fixed Account with the SEC. Disclosures regarding the Indexed Fixed Account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Pacific Life believes that the Indexed Fixed Account qualifies for an exemption from registration under the federal securities laws because, as a Pacific Life General Account Investment Option, its value does not vary according to the performance of a separate account. Accordingly, the Company has a reasonable basis for concluding that the Indexed Fixed Account provides sufficient guarantees of principal and interest through the Company’s General Account to qualify under Section 3(a)(8). In addition, the variable life insurance Policy which offers the Indexed Fixed Account satisfy standard non-forfeiture laws.

You may also allocate all or part of your Net Premium and your Accumulated Value to the Indexed Accounts if certain conditions are met. Accumulated Value in the Indexed Accounts are divided into Segments. Allocations to the 1-Year Indexed Account and 1-Year High Par Indexed Account are made first to the Fixed Account and transferred from the Fixed Account to the Indexed Option on the next Segment Start Date. All such allocations are transferred from the Fixed Account into the Indexed Accounts on a Segment Start Date (currently the 15th of each month). Each Segment represents Accumulated Value transferred from the Fixed Account to the Indexed Accounts on a Segment Start Date.

We create a separate Segment for each allocation to an Indexed Account. Allocations are made first to the Fixed Account until the next Segment Start Date. We credit interest on Accumulated Value in the Indexed Accounts in two ways. One way is that at the end of a one-year period (the Segment Maturity), we credit interest based in part on any positive change in the S&P 500® Index1, excluding dividends.2 This positive change, however, is limited by the Growth Cap (as discussed below, the Growth Cap includes the Cumulative Segment Guaranteed Interest Rate). The other way, is that on each Business Day we credit interest on Accumulated Value in any Segment based on a minimum interest rate, 1% annually for both the 1-Year Indexed Account and 1-Year High Par Indexed Account (the Segment Guaranteed Interest Rate, as shown in the Policy Specifications). Generally, a portion of the total return on investments in the securities that underlie the S&P 500® are investment dividends. However, allocations to the 1-Year Indexed Account and 1-Year High Par Indexed Account will not receive the portion of total returns attributable to dividends, so that the index’s performance will be less than that of the securities underlying the S&P 500® Index. We refer to the total interest we credit to a Segment as the Total Interest Credited.

[1]

The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by Pacific Life Insurance Company. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Pacific Life Insurance Company. Pacific Life Insurance Company’s Product(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of Pacific Life Insurance Company’s Product(s) or any member of the public regarding the advisability of investing in securities generally or in Pacific Life Insurance Company’s Product(s) particularly or the ability of the S&P 500 Index to track general market performance. S&P Dow Jones Indices’ only relationship to Pacific Life Insurance Company with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Pacific Life Insurance Company or Pacific Life Insurance Company’s Product(s). S&P Dow Jones Indices have no obligation to take the needs of Pacific Life Insurance Company or the owners of Pacific Life Insurance Company’s Product(s) into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of Pacific Life Insurance Company’s Product(s) or the timing of the issuance or sale of Pacific Life Insurance Company’s Product(s) or in the determination or calculation of the equation by which Pacific Life Insurance Company’s Product(s) is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of Pacific Life Insurance Company’s Product(s). There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to Pacific Life Insurance Company’s Product(s) currently being issued by Pacific Life Insurance Company, but which may be similar to and competitive with Pacific Life Insurance Company’s Product(s). In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the S&P 500 Index.

S&P Dow Jones Indices does not guarantee the adequacy, accuracy, timeliness and/or the completeness of the S&P 500 Index or any data related thereto or any communication, including but not limited to, oral or written communication (including electronic communications) with respect thereto. S&P Dow Jones Indices shall not be subject to any damages or liability for any errors, omissions, or delays therein. S&P Dow Jones Indices makes no express or implied warranties, and expressly disclaims all warranties, of merchantability or fitness for a particular purpose or use or as to results to be obtained by Pacific Life Insurance Company, owners of Pacific Life Insurance Company’s Product(s), or any other person or entity from the use of the S&P 500 Index or with respect to any data related thereto. Without limiting any of the foregoing, in no event whatsoever shall S&P Dow Jones Indices be liable for any indirect, special, incidental, punitive, or consequential damages including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability, or otherwise. There are no third party beneficiaries of any agreements or arrangements between S&P Dow Jones Indices and Pacific Life Insurance Company, other than the licensors of S&P Dow Jones Indices.

[2]	The Standard & Poor’s 500® Index (“S&P 500®”) is an unmanaged index that covers 500 industrial, utility, transportation, and financial companies of the U.S. markets.

Segment Indexed Interest is subject to a Growth Cap, which is the highest percentage that will be credited for a one-year period even if the change in the S&P 500® Index is higher. The Growth Cap is subject to change at our discretion, but the guaranteed Growth Cap percentage cannot be lower than 3% for the 1-Year Indexed Account and 2% for the 1-Year High Par Indexed Account. We will declare any change in the current Growth Cap at the start of a Segment Term; the current Growth Cap will remain in effect for that Segment Term. You should contact us or your life insurance producer. The guaranteed Participation Rate is 100% for the 1-Year Indexed Account and 140% for the 1-Year High Par Indexed Account for information on the current Growth Cap.

Here’s how it works.

•	Segment Creation. A new Segment is created when there is a transfer to the Indexed Accounts. The Segment continues until the end of the Segment Term.

•	Segment Value Change. The Segment is credited with the Segment Guaranteed Interest and is reduced by Segment Deductions (discussed below).

•	Segment Deductions. Over the Segment Term, money may be transferred from the Segments for the Policy’s Monthly Deductions, for withdrawals and for policy loans.

•

Segment Indexed Interest.    Based in part on any positive change of the Index, additional interest may be credited to the Segment at the end of the Segment Term. It is possible, however, that Segment Indexed Interest will not be greater than zero.

•	Segment Maturity. At the end of a Segment Term, the Segment Maturity Value is transferred to a new Segment or to the Fixed Account, based on your instructions.

Important Considerations:

•

Net Premiums and Accumulated Value are not directly deposited in or allocated to the Indexed Fixed Account. Such amounts are first allocated or transferred to the Fixed Account. On a Segment Start Date, we then transfer such Net Premiums and Accumulated Value to the Indexed Accounts.

•

All Segment Start Dates currently begin on the 15th of a month. Each Segment Start Date has a Cutoff Date. To begin a Segment on a particular Segment Start Date, we must receive your instructions by the Cutoff Date for that Segment Start Date.

•

You can only allocate all or a portion of your Net Premiums or transfer Accumulated Value to the Indexed Accounts if your Policy is not in a Lockout Period (discussed below). However, the Lockout Period will not affect any maturing Segments. Accumulated Value in a Segment that matures during the Lockout Period will be reallocated to a new segment.

•	We assess a charge on Accumulated Value in the Indexed Accounts.

•

We first deduct all Monthly Deductions, loans, and withdrawals from Accumulated Value in the Fixed Accounts and Variable Accounts. We then deduct amounts in excess of Accumulated Value in the Fixed Accounts and Variable Accounts from the Indexed Accounts.

•	There is no guarantee that Segment Indexed Interest will be greater than zero at Segment Maturity. However, we credit Segment Guaranteed Interest daily to Accumulated Value in the Indexed Accounts.

•	The total interest crediting rate that is applied to each Segment will never exceed the growth cap, and will never be less than the 1% Segment Guaranteed Interest rate.

•	You cannot transfer Accumulated Value from an Indexed Account until Segment Maturity.

•	At Segment Maturity, we will automatically invest Segment Maturity Value in to a new Segment unless you tell us otherwise by the Cutoff Date.

•

We may eliminate or substitute the Index if the Index we are currently using is no longer published, if the licensing agreement for a particular Index expires, or if the cost of providing the investment on the Index becomes too high.

•	Changing the Index will not affect the guarantees for the Indexed Accounts.

•	We will notify you if we replace the Index.

•	We will select a replacement Index in our sole discretion, based on the availability of the Index and our ability to purchase the necessary underlying securities.

The way we calculate interest on Accumulated Value allocated to the Indexed Accounts is different from the way Accumulated Value allocated to a Variable Account, such as the Equity Index Variable Account, is calculated. The Equity Index Variable Account invests in the Pacific Select Fund Equity Index Portfolio, whose investment strategy is to invest at least 80% of its assets in equity securities of companies that are included in the S&P 500® Index. Accumulated Value allocated to the Equity Index Variable Account is valued daily based on the net asset value of the underlying Equity Index Fund. The Equity Index Variable Account reflects the change in the underlying Equity Index Fund’s net asset value.

Conversely, the Indexed Accounts are part of Pacific Life’s General Account. Investment of General Account assets is at Pacific Life’s sole discretion, subject to applicable law and regulation. The Segment Indexed Interest credited to Segments of the Indexed Accounts are based in part on any positive change in the S&P 500® Index (without dividends). It is a one-year point-to-point interest crediting strategy that will credit interest based on the one-year performance of the S&P 500® (without dividends) between two points in time, with an annual floor and Growth Cap, as described above. The Segment Guaranteed Interest credited to Segments is based on a predetermined annual interest rate that does not fluctuate during a Segment Term.

Below is an example that shows how we currently credit interest to a Segment in the 1-Year Indexed Account.

Assumptions:

•	A Segment with $10,000 Accumulated Value was created on 12/15/2007.

•	There are no deductions for Policy charges, including the .30% Indexed Account Charge (this assumes all charges are deducted from the Fixed Account and/or the Variable Accounts).

•	The Growth Cap is 9% for all time periods.

•	Accumulated Value is reallocated to a new Segment at Segment Maturity.

Segment Start Date	12/15/2007	12/15/2008	12/15/2009	12/15/2010	12/15/2011
Segment End Date	12/15/2008	12/15/2009	12/15/2010	12/15/2011	12/15/2012
Amount at Start of Segment	10,000.00	10,100.00	11,009.00	11,999.81	12,119.81
Average Segment Monthly Balance	10,000.00	10,100.00	11,009.00	11,999.81	12,119.81
Starting Index Value	1,467.95	868.57	1,114.11	1,241.59	1,211.82
Ending Index Value	868.57	1,114.11	1,241.59	1,211.82	1,413.58
Index Growth Rate[1]	–40.83%	28.27%	11.44%	–2.40%	16.65%
Growth Cap	9%	9%	9%	9%	9%

Participation rate	100%	100%	100%	100%	100%
Cumulative Segment Guaranteed Interest Rate	1%	1%	1%	1%	1%
Segment Guaranteed Interest	100.00	101.00	110.09	120.00	121.20
Segment Indexed Interest Rate	0.00%	8.00%	8.00%	0.00%	8.00%
Segment Indexed Interest	0.00	808.00	880.72	0.00	969.58

Total Interest Credited over Term	100.00	909.00	990.81	120.00	1,090.78

Segment Maturity Value	10,100.00	11,009.00	11,999.81	12,119.81	13,210.59

Cummulative Rate over Period (12/15/2007 through 12/15/2012)	32.11%
Annualized Rate over Period (12/15/2007 through 12/15/2012)	5.73%

Below is an example that shows how we currently credit interest to a Segment in the 1-Year High Par Indexed Account.

Assumptions:

•	A Segment with $10,000 Accumulated Value was created on 12/15/2007.

•	There are no deductions for Policy charges, including the .30% Indexed Account Charge (this assumes all charges are deducted from the Fixed Account and/or the Variable Accounts).

•	The Growth Cap is 8% for all time periods.

•	Accumulated Value is reallocated to a new Segment at Segment Maturity.

Segment Start Date	12/15/2007	12/15/2008	12/15/2009	12/15/2010	12/15/2011
Segment End Date	12/15/2008	12/15/2009	12/15/2010	12/15/2011	12/15/2012
Amount at Start of Segment	10,000.00	10,100.00	10,908.00	11,780.64	11,898.45
Average Segment Monthly Balance	10,000.00	10,100.00	10,908.00	11,780.64	11,898.45
Starting Index Value	1,467.95	868.57	1,114.11	1,241.59	1,211.82
Ending Index Value	868.57	1,114.11	1,241.59	1,211.82	1,413.58
Index Growth Rate[1]	–40.83%	28.27%	11.44%	–2.40%	16.65%
Growth Cap	8%	8%	8%	8%	8%
Participation Rate[2]	150%	150%	150%	150%	150%
Cumulative Segment Guaranteed Interest Rate	1%	1%	1%	1%	1%
Segment Guaranteed Interest	100.00	101.00	109.08	117.81	118.98
Segment Indexed Interest Rate	0.00%	7.00%	7.00%	0.00%	7.00%
Segment Indexed Interest	0.00	707.00	763.56	0.00	832.89
Total Interest Credited over Term	100.00	808.00	872.64	117.81	951.88
Segment Maturity Value	10,100.00	10,908.00	11,780.64	11,898.45	12,850.32

Cummulative Rate over Period (12/15/2007 through 12/15/2012)	28.50%
Annualized Rate over Period (12/15/2007 through 12/15/2012)	5.14%

[1]	The performance of the Index reflected in this example is not necessarily an indication or guarantee of how the Index will perform in the future.

[2]	The guaranteed Participation Rate will never be lower than 140%.

Below is an example that shows how we credit interest to a Segment in the 1-Year Indexed Account on a guaranteed basis.

Assumptions:

•	A Segment with $10,000 Accumulated Value was created on 12/15/2007.

•	There are no deductions for Policy charges, including the .30% Indexed Account Charge (this assumes all charges are deducted from the Fixed Account and/or the Variable Accounts).

•	The Growth Cap is 3% for all time periods.

•	Accumulated Value is reallocated to a new Segment at Segment Maturity.

Segment Start Date	12/15/2007	12/15/2008	12/15/2009	12/15/2010	12/15/2011
Segment End Date	12/15/2008	12/15/2009	12/15/2010	12/15/2011	12/15/2012
Amount at Start of Segment	10,000.00	10,100.00	10,403.00	10,715.09	10,822.24
Average Segment Monthly Balance	10,000.00	10,100.00	10,403.00	10,715.09	10,822.24
Starting Index Value	1,467.95	868.57	1,114.11	1,241.59	1,211.82
Ending Index Value	868.57	1,114.11	1,241.59	1,211.82	1,413.58
Index Growth Rate[1]	–40.83%	28.27%	11.44%	–2.40%	16.65%
Growth Cap	3%	3%	3%	3%	3%

Participation rate	100%	100%	100%	100%	100%
Cumulative Segment Guaranteed Interest Rate	1%	1%	1%	1%	1%
Segment Guaranteed Interest	100.00	101.00	104.03	107.15	108.22
Segment Indexed Interest Rate	0.00%	2.00%	2.00%	0.00%	2.00%
Segment Indexed Interest	0.00	202.00	208.06	0.00	216.44

Total Interest Credited over Term	100.00	303.00	312.09	107.15	324.67

Segment Maturity Value	10,100.00	10,403.00	10,715.09	10,822.24	11,146.91

Cummulative Rate over Period (12/15/2007 through 12/15/2012)	11.47%
Annualized Rate over Period (12/15/2007 through 12/15/2012)	2.20%

Below is an example that shows how we credit interest to a Segment in the 1-Year High Par Indexed Account on a guaranteed basis.

Assumptions:

•	A Segment with $10,000 Accumulated Value was created on 12/15/2007.

•	There are no deductions for Policy charges, including the .30% Indexed Account Charge (this assumes all charges are deducted from the Fixed Account and/or the Variable Accounts).

•	The Growth Cap is 2% for all time periods.

•	Accumulated Value is reallocated to a new Segment at Segment Maturity.

Segment Start Date	12/15/2007	12/15/2008	12/15/2009	12/15/2010	12/15/2011
Segment End Date	12/15/2008	12/15/2009	12/15/2010	12/15/2011	12/15/2012
Amount at Start of Segment	10,000.00	10,100.00	10,302.00	10,508.04	10,613.12
Average Segment Monthly Balance	10,000.00	10,100.00	10,302.00	10,508.04	10,613.12
Starting Index Value	1,467.95	868.57	1,114.11	1,241.59	1,211.82
Ending Index Value	868.57	1,114.11	1,241.59	1,211.82	1,413.58
Index Growth Rate[1]	–40.83%	28.27%	11.44%	–2.40%	16.65%
Growth Cap	2%	2%	2%	2%	2%
Participation Rate[2]	140%	140%	140%	140%	140%
Cumulative Segment Guaranteed Interest Rate	1%	1%	1%	1%	1%
Segment Guaranteed Interest	100.00	101.00	103.02	105.08	106.13
Segment Indexed Interest Rate	0.00%	1.00%	1.00%	0.00%	1.00%
Segment Indexed Interest	0.00	101.00	103.02	0.00	106.13
Total Interest Credited over Term	100.00	202.00	206.04	105.08	212.26
Segment Maturity Value	10,100.00	10,302.00	10,508.04	10,613.12	10,825.38

Cummulative Rate over Period (12/15/2007 through 12/15/2012)	8.25%
Annualized Rate over Period (12/15/2007 through 12/15/2012)	1.60%

[1]	The performance of the Index reflected in this example is not necessarily an indication or guarantee of how the Index will perform in the future.

[2]	The guaranteed Participation Rate will never be lower than 140%.

Deductions from the Indexed Accumulated Value may be taken for monthly Policy charges, withdrawals or loans. We calculate Segment Indexed Interest based on the average Segment Balance over the course of a Segment Term. This means that a proportionate Segment Indexed Interest will be applied to all amounts that are deducted from the Indexed Accounts over the Segment Term.

Here’s an example of how a deduction from the Policy affects Segment Indexed Interest.

•	We create the Segment on January 15, 2013 with a $1,000 allocation.

•	You have not taken a loan, and we have not deducted Policy charges from the Segment.

•	On July 15, you take a single withdrawal (or Policy loan) of $300 from the Segment.

•	At the end of the Segment Term, the Index Growth Rate and corresponding Segment Indexed Interest Rate are 10%.

End of Segment Month	Segment Monthly Balance

2/14/2013	$1,000

3/14/2013	$1,000

4/14/2013	$1,000

5/14/2013	$1,000

6/14/2013	$1,000

7/14/2013	$1,000

8/14/2013	$700

9/14/2013	$700

10/14/2013	$700

11/14/2013	$700

12/14/2013	$700

1/14/2014	$700

The average monthly Segment Balance is $850 (6 months × $1,000 + 6 months × $700, divided by 12).

The Segment Indexed Interest credited at Segment Maturity is $85 ($850 × 10% = $85.00). Upon Segment Maturity, the final Segment Accumulated Value is $785 (the $700 remaining Segment Balance plus the $85 Segment Indexed Interest).

How surrenders affect Segment Indexed Interest.

Using the example above, if you surrender the Policy on 7/15/2013 instead of taking a withdrawal, you will forfeit the Segment Indexed Interest we would otherwise have credited, and the $1,000 Accumulated Value in the Segment is included in the Policy’s Net Cash Surrender Value.

Segment Creation:

•	Segments can be funded by:

a.  premium payments

b.  transfers from the Variable Accounts or the Fixed Accounts

c.  reallocated amounts from prior Segments following Segment Maturity.

•	A new Segment is created when amounts are transferred from the Fixed Account to the Indexed Accounts.

•	Accumulated Value held in the Fixed Account will earn interest at the Fixed Account rate until it is transferred.

In order for us to create a Segment on a particular Segment Start Date, we must receive your instructions by the Cutoff Date for that Segment Start Date. It is important to remember the Accumulated Value we transfer from the Fixed Account at the Segment Start Date may be less than your Designated Amount if we deducted Policy charges, or if you took a withdrawal or loan, from the Fixed Account before the Segment Start Date.

Once a Segment is created, you may not transfer Accumulated Value out of an Indexed Account to any other Investment Option before the end of the Segment Term.

Allocations to the Indexed Accounts will first be made to the Fixed Account and transferred to the Indexed Accounts on the next Segment Start Date. The value in the Indexed Accounts may come from several sources:

•	Net Premiums or loan repayments that you have instructed us to transfer to the Indexed Option;

•	Transfers you request from the Fixed Account;

•

Transfers from the Variable Accounts and Fixed LT Account, which can be made to the Fixed Account under policy Transfer guidelines, and then transferred from the Fixed Account into the Indexed Accounts.

Any persistency credits or loan interest credits earned on Accumulated Value will not be allocated into the Indexed Accounts.

Transfers from the Fixed Account to the Indexed Accounts may not be made during the Lockout Period.

Each Segment has its own Growth Cap and Participation Rate. The Growth Cap and Participation Rate for a Segment are those in effect on the Segment Start Date. The Growth Cap and Participation Rate in effect as of the Policy Date are shown in the Policy Specifications. We will notify you in the Annual Report or other written notice if they change.

We reserve the right to change the Segment Start Dates and to limit transfers into the Indexed Accounts, but in any event you will be allowed to make transfers at least once per calendar quarter. We will notify you in the Annual Report or other written notice if we change the Segment Start Dates.

There are two ways to make transfers to the Indexed Accounts:

•	Payment and Reallocation Instructions;

•	Transfers by Written Request

Transfers to the Indexed Accounts will be based on your latest instructions on file with us. There are two types of instructions for transfers to the Indexed Accounts.

1.	Payment Instructions: are your instructions to us to transfer a portion of a Net Premium or Loan Repayment to the Indexed Accounts. The portion of the Net Premium or Loan repayment that you designated will be deposited into the Fixed Account on the day it is received and will remain there until the next Segment Start Date, assuming we received your instructions by the Cutoff Date for that Segment Start Date. The Fixed Account will earn interest and be assessed Policy charges during this period. On the Segment Start Date, we will transfer the lesser of the amount of Net Premium or Loan Repayment you designated for transfer, or the value of the Fixed Account. If you did not give us instructions by the Cutoff Date or if your Policy is in a Lockout Period, we will not make the transfer to the Indexed Accounts.

An example:

We receive and apply a premium payment of $10,000 on January 2, which corresponds to a Net Premium of $9,345 after deduction of a $655 premium load. Based upon your payment instructions, 100% of the Net Premium is applied to the Indexed Fixed Account and the Designated Amount = $9,345.

On January 2, the Designated Amount is applied to the Fixed Account and the Fixed Account balance is $9,345. The Policy earns interest and charges are deducted, and on January 15 (the Segment Start Date), the Fixed Account balance is equal to $9,300.

On January 15, the Segment Start Date, the Fixed Account balance is $9,300, which is less than the Designated Amount. This amount will be transferred to the Indexed Account and the Fixed Account balance will be zero.

Another example:

Using the same examples as above, but assuming that the Fixed Account Value is $9,500 on the Segment Start Date:

On January 15, the Segment Start Date, the Designated Amount of $9,345 will be transferred to the Indexed Account. The Fixed Account value will be $155.

2.	Reallocation Instructions: are your instructions to us to reallocate the Segment Maturity Value to the Indexed Accounts at the end of a Segment Term or the Fixed Options. If you did not give us instructions, the Segment Maturity Value automatically will be reallocated to the same Indexed Account to create a new Segment. Transfer of the Segment Maturity Value from the Fixed Account to other Investment Options must be made in compliance with your Policy’s transfer restrictions. Transfer restrictions in effect may increase the amount of time required to transfer your Indexed Accumulated Value from the Indexed Accounts. See Transferring Among Investment Options and Market-timing Restrictions.

You may also make transfers to the Indexed Accounts by Written Request. We must receive your request before the Cutoff Date. When we receive your Written Request, we will make the allocation first to the Fixed Account and then transfer it to the Indexed Accounts on the next Segment Start Date. If you want to transfer Accumulated Value from other Investment Options into the Indexed Accounts, your Accumulated Value will first be transferred from the Investment Options to the Fixed Account, according to the Transfer provisions in your Policy, and then transferred from the Fixed Account to the Indexed Accounts. See Transferring Among Investment Options and Market-timing Restrictions.

Any reallocation of Segment Maturity Value from the Indexed Accounts to the Fixed Options will occur before any other transfer.

Segment Value Changes:

We credit interest daily to each Segment from the Segment Date to Segment Maturity at an annual rate equal to the Segment Guaranteed Interest Rate shown in your Policy Specifications.

Deductions from your Policy’s Accumulated Value for Monthly Deductions, policy loans and withdrawals are taken first from the Policy’s Fixed Accumulated Value and Variable Accumulated Value. If there is no Fixed Accumulated Value or Variable Accumulated Value, we will take deductions from the Indexed Accumulated Value. Deductions are first taken from the 1-Year Indexed Account , and then from the 1-Year High Par Indexed Account. Deductions are made for all Segments within each Indexed Account proportionate to Segment Value For each Segment, deductions are taken first from the Segment monthly balance (defined below under Segment Maturity) and then from the Segment Guaranteed Interest. If a withdrawal or loan is taken from the Policy that results in a deduction from the Indexed Accounts, and the withdrawal or loan is not taken pursuant to a Systematic Distribution Program, then a Lockout Period will begin. During the Lockout Period you may not allocate all or a portion of a Net Premium, loan repayments or otherwise transfer Accumulated Value from the Fixed Account into the Indexed Accounts. Segment reallocations for any maturing Segment will be made according to your reallocation instructions.

Segment Maturity:

We calculate Segment Indexed Interest, if any, and credit it to the Segment at Segment Maturity. We will never credit negative interest to the Indexed Accounts. The Segment ends at Segment Maturity and we allocate the Segment Maturity Value to the Investment Options according to your reallocation instructions on file with us. If you have not given us reallocation instructions, we will reallocate the Segment Maturity Value to a new Segment in the Indexed Accounts. Reallocation to a new Segment will be subject to the Growth Cap and Segment Indexed Interest Rate then in effect. However, if the Segment Maturity Value consists only of the Segment Guaranteed Interest and the Segment Indexed Interest, we will transfer such value into the Fixed Account.

The Segment Indexed Interest is the average of all Segment monthly balances over the entire Segment Term multiplied by the Segment Indexed Interest Rate.

The Segment monthly balance is, as of the end of any Segment Month, the amount initially transferred to the Segment minus all Segment Deductions, excluding any interest that may have been credited to the Segment. We calculate the Segment monthly balance as of the end of each Segment Month, and average these amounts for determining the Segment Indexed Interest.

The Segment Indexed Interest Rate reflects the Index Growth Rate, and is equal to [the lesser of (a x b) and c] – d, such result being not less than zero, where:

a = Index Growth Rate;

b = Participation Rate (currently 100% for the 1-Year Indexed Account and 150% for the 1-Year High Par Indexed Account and guaranteed to be not less than 100% for the 1-Year Indexed Account and 140% for the 1-Year High Par Indexed Account);

c = Growth Cap (currently 11% for the 1-Year Indexed Account and 10% for the 1-Year High Par Indexed Account, but will not be less than 3% for the 1-Year Indexed Account and 2% for the 1-Year High Par Indexed Account); and

d = Cumulative Segment Guaranteed Interest Rate (1%).

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART C: OTHER INFORMATION

Item 26. Exhibits

(1)	(a)	Resolution of the Board of Directors of the Depositor dated November 22, 1989 and copies of the Memoranda concerning Pacific Select Exec Separate Account dated May 12, 1988 and January 26, 1993. Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

	(b)	Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws. Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

(2)	Inapplicable

(3)	(a)	Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD); Filed as part of the Registration Statement on Form N-6 on May 27, 2011, File No. 333-172851, Accession Number 0000950123-11-054590.

	(b)	Form of Selling Agreement Between Pacific Mutual Distributors, Inc. and Various Broker-Dealers; Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

	(c)	Distribution Agreement Between Pacific Select Distributors, Inc. and T. Rowe Price Investment Services, Inc.; Filed as part of the Registration Statement on Form N-6 on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254.

(4)	(a)	(1) Flexible Premium Variable Life Insurance Policy; Filed as part of the Registration Statement on Form N-6 on January 29, 2010, File No. 333-150092, Accession Number 0000950123-10-006279.

(2) Pacific Select VUL Flexible Premium Variable Life Insurance Policy (form ICC12 P12VUL); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-150092, Accession Number 0000950123-12-012563.

	(b)	Accelerated Living Benefit Rider (form R92-ABR); Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

	(c)	Spouse Term Rider (form R08RTA); Filed as part of the Registration Statement on Form N-6 on April 4, 2008, File No. 333-150092, Accession Number 0000892569-08-000513.

	(d)	Children’s Term Rider (form R84-CT); Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

	(e)	Accidental Death Benefit (form R84-AD); Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

	(f)	Disability Benefit Rider (form R84-DB); Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

	(g)	Waiver of Charges (form R08WC); Filed as part of the Registration Statement on Form N-6 on April 4, 2008, File No. 333-150092, Accession Number 0000892569-08-000513.

	(h)	Guaranteed Insurability Rider (form R84-GI); Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

	(i)	Annual Renewable Term Rider (form R08RTP); Filed as part of the Registration Statement on Form N-6 on April 4, 2008, File No. 333-150092, Accession Number 0000892569-08-000513.

	(j)	Surrender Value Enhancement Rider — Individual (form R08SEI); Filed as part of the Registration Statement on Form N-6 on April 4, 2008, File No. 333-150092, Accession Number 0000892569-08-000513.

	(k)	Surrender Value Enhancement Rider — Trust/Executive Benefit (form R08SET); Filed as part of the Registration Statement on Form N-6 on April 4, 2008, File No. 333-150092, Accession Number 0000892569-08-000513.

	(l)	Short Term No Lapse Guarantee Rider (form R04PNL); Filed as part of the Registration Statement on Form N-6 on March 1, 2004, File No. 333-60461, Accession Number 0001193125-04-032150.

	(m)	Overloan Protection Rider (form R08OLP); Filed as part of the Registration Statement on Form N-6 on April 4, 2008, File No. 333-150092, Accession Number 0000892569-08-000513.

	(n)	Minimum Earnings Benefit Rider (form R06MEB); Filed as part of the Registration Statement on Form N-6 on December 23, 2007, File No. 333-60461, Accession Number 0000892569-05-001357.

	(o)	Guaranteed Minimum Distribution III Rider (form R08GMD); Filed as part of the Registration Statement on Form N-6 on April 4, 2008, File No. 333-150092, Accession Number 0000892569-08-000513.

	(p)	SVER Term Insurance Rider (form R09SVERI); Filed as part of the Registration Statement on Form N-6 on February 13, 2009, File No. 333-150092, Accession Number 0000892569-09-000078.

	(q)	SVER Term Insurance Rider — Trust/Executive Benefit (form R09SVERT); Filed as part of the Registration Statement on Form N-6 on February 13, 2009, File No. 333-150092, Accession Number 0000892569-09-000078.

	(r)	Indexed Fixed Account Rider (form R091AR); Filed as part of the Registration Statement on Form N-6 on January 29, 2010, File No. 333-150092, Accession Number 0000950123-10-006279.

	(s)	Accelerated Death Benefit Rider for Terminal Illness (form ICC12-R12TIV); Filed as part of the Registration Statement on Form N-6 on May 29, 2012, File No. 333-172851, Accession Number 0001193125-12-250623.

	(t)	Accelerated Death Benefit Rider for Chronic Illness (form ICC12-R12CIV); Filed as part of the Registration Statement on Form N-6 on May 29, 2012, File No. 333-172851, Accession Number 0001193125-12-250623.

	(u)	Annual Renewable Term Rider (form ICC12 R12ART); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-150092, Accession Number 0000950123-12-012563.

	(v)	Accelerated Death Benefit Rider for Chronic Illness (form ICC12 R12CIC); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-150092, Accession Number 0000950123-12-012563.

	(w)	Downside Protection Rider (form ICC12 R12DPR); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-150092, Accession Number 0000950123-12-012563.

	(x)	Short-term No-Lapse Guarantee Rider (form ICC12 R12SNL); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-150092, Accession Number 0000950123-12-012563.

	(y)	SVER Term Insurance-2 Rider (form ICC12 R12SV2); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-150092, Accession Number 0000950123-12-012563.

	(z)	SVER Term Insurance Rider-Corporate (form ICC12 R12SVC); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-150092, Accession Number 0000950123-12-012563.

	(aa)	Accelerated Death Benefit Rider For Terminal Illness (form ICC12 R12TIC); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-150092, Accession Number 0000950123-12-012563.

	(bb)	Varying Increase Rider (form ICC11 R11VIR); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-150092, Accession Number 0000950123-12-012563.

(5)	Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire; Filed as part of the Registration Statement on Form N-6 on February 13, 2009, File No. 333-150092, Accession Number 0000892569-09-000078.

(6)	(a)	Bylaws of Pacific Life Insurance Company; Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

	(b)	Articles of Incorporation of Pacific Life Insurance Company; Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

	(c)	Restated Articles of Incorporation of Pacific Life Insurance Company; Filed as part of the Registration Statement on Form N-6 on December 6, 2005, File No. 333-118913, Accession Number 0000892569-05-001150.

	(d)	Bylaws of Pacific Life Insurance Company As Amended Effective September 1, 2005; Filed as part of the Registration Statement on Form N-6 via EDGAR on December 6, 2005, File No. 333-118913, Accession Number 0000892569-05-001150.

(7)	Form of Reinsurance Contract; Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

(8)	(a)	Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund; Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

	(b)	Participation Agreement with Fidelity Variable Insurance Products (Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Products Fund III); Filed as part of the Registration Statement on Form N-6 on February 10, 2005, File No. 333-118913, Accession Number 0000892569-05-000054.

	(c)	Service Contract with Fidelity Distributors Corporation; Filed as part of the Registration Statement on Form N-6 on February 10, 2005, File No. 333-118913, Accession Number 0000892569-05-000054.

	(d)	Participation Agreement with Merrill Lynch Variable Series Fund, Inc.; Filed as part of the Registration Statement on Form N-6 on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254.

	(e)	Administrative Services Agreement with FAM Distributors, Inc.; Filed as part of the Registration Statement on Form N-6 on February 10, 2005, File No. 333-118913, Accession Number 0000892569-05-000054.

	(f)	Participation Agreement with T. Rowe Price Equity Series, Inc.; Filed as part of the Registration Statement on Form N-6 on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254.

(1) First Amendment to Participation Agreement

(g)	Administrative Services Agreement with T. Rowe Price Associates, Inc.; Filed as part of the Registration Statement on Form N-6 on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254.

(h)	Participation Agreement with Van Eck Worldwide Insurance Trust; Filed as part of the Registration Statement on Form N-6 on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254.

(i)	Service Agreement with Van Eck Securities Corporation; Filed as part of the Registration Statement on Form N-6 on February 10, 2005, File No. 333-118913, Accession Number 0000892569-05-000054.

(j)	Participation Agreement between Pacific Life, PSD, American Funds Insurance Series, American Funds Distributors and Capital Research And Management Company; Filed as part of the Registration Statement on Form N-6 on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254.

(k)	Participation Agreement with Janus Aspen Series; Filed as part of the Registration Statement on Form N-6 on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-12-502964 filed on December 14, 2012 and incorporated by reference herein.

(l)	Distribution and Shareholder Service Agreement with Janus Capital Management LLC; Filed as part of the Registration Statement on Form N-6 on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

(m)	Administrative Services Agreement with Janus Distributors LLC; Filed as part of the Registration Statement on Form N-6 on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

(n)	Participation Agreement with Lazard Retirement Series, Inc.; Filed as part of the Registration Statement on Form N-6 on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

(o)	Service Agreement with Lazard Asset Management Securities LLC; Filed as part of the Registration Statement on Form N-6 on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

(p)	Participation Agreement with Legg Mason Partners III; Filed as part of the Registration Statement on Form N-6 on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

(q)	Service Agreement with Legg Mason Investor Services, LLC; Filed as part of the Registration Statement on Form N-6 on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

(r)	Participation Agreement with MFS Variable Insurance Trust; Filed as part of the Registration Statement on Form N-6 on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

(1) First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 18, 2011, File No. 333-150092, Accession Number 0000950123-11-036421.

(2) Second Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 18, 2011, File No. 333-150092, Accession Number 0000950123-11-036421.

(s)	Service Agreement with Massachusetts Financial Services Company; Filed as part of the Registration Statement on Form N-6 on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

(t)	Participation Agreement with GE Investments Funds, Inc.; Filed as part of the Registration Statement on Form N-6 on April 26, 2010, File No. 333-150092, Accession Number 0000950123-10-038286.

(u)	Service Agreement with GE Investments Funds, Inc.; Filed as part of the Registration Statement on Form N-6 on April 26, 2010, File No. 333-150092, Accession Number 0000950123-10-038286.

(v)	Participation Agreement with Franklin Templeton Variable Insurance Products Trust; Filed as part of the Registration Statement on Form N-6 on April 26, 2010, File No. 333-150092, Accession Number 0000950123-10-038286.

(1) First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 26, 2010, File No. 333-150092, Accession Number 0000950123-10-038286.

(2) Second Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 18, 2011, File No. 333-150092, Accession Number 0000950123-11-036421.

(w)	Administrative Services Agreement with Franklin Templeton Services, LLC; Filed as part of the Registration Statement on Form N-6 on April 26, 2010, File No. 333-150092, Accession Number 0000950123-10-038286.

(1) First Amendment to Administrative Services Agreement; Filed as part of the Registration Statement on Form N-6 on April 26, 2010, File No. 333-150092, Accession Number 0000950123-10-038286.

(x)	(1) Form of Amendment to Fidelity Distributors Corporation Participation Agreement; Filed as part of the Registration Statement on Form N-6 on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219.

(2) Form of Second Amendment to Fidelity Distributors Corporation Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 23, 2012, File No. 333-150092, Accession Number 000950123-12-006370.

(y)	Form of Amendment to Fidelity Investments Institutional Operations Company, Inc. Service Agreement; Filed as part of the Registration Statement on Form N-6 on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219.

(z)	Form of Amendment to Fidelity Distributors Corporation Service Contract; Filed as part of the Registration Statement on Form N-6 on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219.

(aa)	Distribution and Services Agreement (Amended and Restated) with GE Investment Distributors, Inc.; Filed as part of the Registration Statement on Form N-6 on April 26, 2010, File No. 333-150092, Accession Number 0000950123-10-038286.

(bb)	Lord Abbett Fund Participation Agreement; Filed as part of the Registration Statement on Form N-6 on September 17, 2010, File No. 333-150092, Accession Number 0000950123-10-086791.

(cc)	Lord Abbett Series Fund, Inc. Service Agreement; Filed as part of the Registration Statement on Form N-6 on September 17, 2010, File No. 333-150092, Accession Number 0000950123-10-086791.

(dd)	Lord Abbett Series Fund, Inc. Administrative Services Agreement; Filed as part of the Registration Statement on Form N-6 on September 17, 2010, File No. 333-150092, Accession Number 0000950123-10-086791.

(ee)	Royce Fund Services, Inc. Fund Participation Agreement; Filed as part of the Registration Statement on Form N-6 on September 17, 2010, File No. 333-150092, Accession Number 0000950123-10-086791.

(ff)	Royce Fund Services, Inc. Service Agreement; Filed as part of the Registration Statement on Form N-6 on September 17, 2010, File No. 333-150092, Accession Number 0000950123-10-086791.

(gg)	Participation Agreement with PIMCO Variable Insurance Trust; Filed as part of the Registration Statement on Form N-6 on April 18, 2011, File No. 333-150092, Accession Number 0000950123-11-036421.

(1) First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 18, 2011, File No. 333-150092, Accession Number 0000950123-11-036421.

(2) Second Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 18, 2011, File No. 333-150092, Accession Number 0000950123-11-036421.

(hh)	Services Agreement with PIMCO LLC; Filed as part of the Registration Statement on Form N-6 on April 18, 2011, File No. 333-150092, Accession Number 0000950123-11-036421.

(ii)	Selling Agreement with Allianz Global Investors Distributors LLC; Filed as part of the Registration Statement on Form N-6 on April 18, 2011, File No. 333-150092, Accession Number 0000950123-11-036421.

(jj)	Form of American Century Investment Services, Inc. Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 23, 2012, File No. 333-150092, Accession Number 000950123-12-006370.

(kk)	Form of American Century Investment Services, Inc. Administrative Services Agreement; Filed as part of the Registration Statement on Form N-6 on April 23, 2012, File No. 333-150092, Accession Number 000950123-12-006370.

(ll)	Form of AIM Variable Insurance Funds Participation Agreement; Filed as part of the Registration Statement on Form N-4 on December 4, 2008, File No. 333-136597, Accession Number 0000892569-08-001559.

(1) First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 23, 2012, File No. 333-150092, Accession Number 000950123-12-006370.

(mm)	Form of Invesco Aim Distributors, Inc. Distribution Services Agreement; Filed as part of the Registration Statement on Form N-4 on December 4, 2008, File No. 333-136597, Accession Number 0000892569-08-001559.

(nn)	Form of Invesco Aim Advisors, Inc. Administrative Services Agreement; Filed as part of the Registration Statement on Form N-4 on December 4, 2008, File No. 333-136597, Accession Number 0000892569-08-001559.

(oo)	Participation Agreement with Dreyfus; Filed as part of the Registration Statement on Form N-6 on April 15, 2013, File No. 333-150092, Accession Number 0000950123-13-002258.

(pp)	Administrative Services Agreement with Dreyfus; Filed as part of the Registration Statement on Form N-6 on April 15, 2013, File No. 333-150092, Accession Number 0000950123-13-002258.

(qq)	Distribution Agreement with Dreyfus; Filed as part of the Registration Statement on Form N-6 on April 15, 2013, File No. 333-150092, Accession Number 0000950123-13-002258.

(rr)	Participation Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 on April 15, 2013, File No. 333-150092, Accession Number 0000950123-13-002258.

(ss)	Administrative Services Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 on April 15, 2013, File No. 333-150092, Accession Number 0000950123-13-002258.

(tt)	Participation Agreement with Oppenheimer

(uu)	Revenue Sharing Agreement with Oppenheimer

(9)	Inapplicable

(10)	Inapplicable

(11)	Opinion and consent of legal officer of Pacific Life as to legality of Policies being registered; Filed as part of the Registration Statement on Form N-6 on April 4, 2008, File No. 333-150092, Accession Number 0000892569-08-000513.

(12)	Inapplicable

(13)	Inapplicable

(14)	a) Consent of Registered Public Accounting Firm; Filed as part of the Registration Statement on Form N-6 on April 15, 2013, File No. 333-150092, Accession Number 0000950123-13-002258.

b) Consent of Independent Auditors; Filed as part of the Registration Statement on Form N-6 on April 15, 2013, File No. 333-150092, Accession Number 0000950123-13-002258.

(15)	Inapplicable

(16)	Inapplicable

(17)	Memorandum Describing Issuance, Transfer and Redemption Procedures; Filed as part of the Registration Statement on Form N-6 on April 15, 2013, File No. 333-150092, Accession Number 0000950123-13-002258.

(18)	Power of Attorney; Filed as part of the Registration Statement on Form N-6 on April 15, 2013, File No. 333-150092, Accession Number 0000950123-13-002258.

Item 27. Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life
James T. Morris	Director, Chairman and Chief Executive Officer
Khanh T. Tran	Director and President
Adrian S. Griggs	Executive Vice President and Chief Financial Officer
Sharon A. Cheever	Director, Senior Vice President and General Counsel
Jane M. Guon	Director, Vice President and Secretary
Michael A. Bell	Executive Vice President
Edward R. Byrd	Senior Vice President and Chief Accounting Officer
Joseph W. Krum	Vice President and Treasurer
Brian D. Klemens	Vice President and Controller

The address for each of the persons listed above is as follows:

700 Newport Center Drive

Newport Beach, California 92660

Item 28. Persons Controlled by or Under Common Control with Pacific Life Insurance Company (Pacific Life) or Pacific Select Exec Separate Account.

The following is an explanation of the organization chart of Pacific Life’s subsidiaries:

Pacific Life is a Nebraska Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company), which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES

LEGAL STRUCTURE

	Jurisdiction of
	Incorporation	Percentage of
	or	Ownership by its
	Organization	Immediate Parent
Pacific Mutual Holding Company	Nebraska
Pacific LifeCorp	Delaware	100
Pacific Life Insurance Company	Nebraska	100
Pacific Life & Annuity Company	Arizona	100
Pacific Select Distributors, Inc.	California	100
Pacific Asset Holding LLC	Delaware	100
Pacific TriGuard Partners LLC	Delaware	100
Grayhawk Golf Holdings, LLC	Delaware	95
Grayhawk Golf L.L.C.	Arizona	100
Las Vegas Golf I, LLC	Delaware	100
Angel Park Golf, LLC	Nevada	100
CW Atlanta, LLC	Delaware	100
City Walk Towers, LLC	Delaware	100
Kierland One, LLC	Delaware	100
Kinzie Member, LLC	Delaware	100
Parcel B Owner LLC	Delaware	88
Kinzie Parcel A Member, LLC	Delaware	100
Parcel A Owner LLC	Delaware	90
PL/KBS Fund Member, LLC	Delaware	100
KBS/PL Properties, L.P.	Delaware	99.9
Wildflower Member, LLC	Delaware	100
Epoch-Wildflower, LLC	Florida	99
Sedona Golf Club, LLC	Delaware	100
Glenoaks Golf Club, LLC	Delaware	100
Polo Fields Golf Club, LLC	Delaware	100
PL Regatta Member, LLC	Delaware	100
Regatta Apartments Investors, LLC	Delaware	90
Pacific Asset Loan LLC	Delaware	100
PL Vintage Park Member, LLC	Delaware	100
PL Broadstone Avena Member, LLC	Delaware	100
Broadstone Avena Investors, LLC	Delaware	90
PAR Industrial LLC	Delaware	100
Confederation Life Insurance and Annuity Company	Georgia	100
Pacific Asset Advisors LLC	Delaware	100
Pacific Absolute Return Strategies GP LLC #	Delaware	100
Pacific Life Fund Advisors LLC	Delaware	100
Pacific Alliance Reinsurance Company of Vermont	Vermont	100
Pacific Global Advisors LLC	Delaware	100
PGA Multi-Strategy Liquid Alternatives GP, LLC #	Delaware	100
Pacific Services Canada Limited	Canada	100
Pacific Life Reinsurance Company II Limited	Barbados	100
Aviation Capital Group Corp.	Delaware	100
ACG Acquisition 4063 LLC	Delaware	100
ACG Acquisition 4084 LLC	Delaware	100
ACG Acquisition Ireland III Limited	Ireland	100
ACG Acquisition Ireland V Ltd.	Ireland	100
ACG Acquisition 4658 LLC	Delaware	100
ACG Acquisition 4913 LLC	Delaware	100
ACG Acquisition 4941 LLC	Delaware	100
ACG Acquisition 4942 LLC	Delaware	100
ACG Acquisition 4891 LLC	Delaware	100
ACG Acquisition 5047 LLC	Delaware	100
ACG Acquisition 5048 LLC	Delaware	100
ACG Acquisition 5063 LLC	Delaware	100
ACG Acquisition 5136 LLC	Delaware	100
ACG Acquisition 38105 LLC	Delaware	100
ACG Acquisition 38106 LLC	Delaware	100
ACG Acquisition 4864 LLC	Delaware	100
ACG Acquisition 4883 LLC	Delaware	100
ACG Acquisition 5096 LLC	Delaware	100
ACG Acquisition 5193 LLC	Delaware	100
ACG Acquisition 5278 LLC	Delaware	100
ACG Acquisition 5299 LLC	Delaware	100
ACG Acquisition 38884 LLC	Delaware	100
ACG Acquisition 38885 LLC	Delaware	100
ACG Acquisition 39891 LLC	Delaware	100
ACG Acquisition 40547 LLC	Delaware	100
ACG ECA Ireland Limited	Ireland	100
ACG Bermuda Leasing Limited	Bermuda	100
ACG Acquisition BR 2012-10A LLC	Delaware	100
ACG Acquisition BR 2012-10B LLC	Delaware	100
ACG Acquisition BR 2012-11 LLC	Delaware	100
ACG Acquisition BR 2013-02 LLC	Delaware	100
ACG Acquisition 2688 LLC	Delaware	100
ACG Acquisition 5661 LLC	Delaware	100
ACG Acquisition 38881 LLC	Delaware	100
ACG Acquisition 39886 LLC	Delaware	100
ACG Acquisition 299495 LLC	Delaware	100
ACG Acquisition 5527 LLC	Delaware	100
ACGFS LLC	Delaware	100
ACG Acquisition 5446 LLC	Delaware	100
ACG Acquisition 5716 LLC	Delaware	100
ACG Acquisition 40544 LLC	Delaware	100
ACG Acquisition 39887 LLC	Delaware	100
ACG Acquisition 299496 LLC	Delaware	100
ACG Acquisition 5754 LLC	Delaware	100
ACG Acquisition 5481 LLC	Delaware	100
San Miguel Leasing Cayman Limited	Cayman Islands	100
ACG Acquisition VI LLC	Nevada	50
ACG Acquisition XIX LLC	Delaware	20
ACG XIX Holding LLC	Delaware	100
Aviation Capital Group Trust	Delaware	100
ACG Acquisition XV LLC	Delaware	100
ACG Acquisition XX LLC	Delaware	100
ACG Acquisition (Bermuda) Ltd.	Bermuda	100
ACG Acquisition Ireland Limited	Ireland	100
ACG Acquisition Labuan Ltd.	Labuan	100
ACG Acquisitions Sweden AB	Sweden	100
ACG Acquisition XXI LLC	Delaware	100
ACG Trust 2004-1 Holding LLC	Delaware	100
ACG Funding Trust 2004-1	Delaware	100
ACG 2004-1 Bermuda Limited	Bermuda	100
ACG Acquisition 2004-1 Ireland Limited	Ireland	100
ACG Trust II Holding LLC	Delaware	100
Aviation Capital Group Trust II	Delaware	100
ACG Acquisition XXV LLC	Delaware	100
ACG Acquisition 37 LLC	Delaware	100
ACG Acquisition 38 LLC	Delaware	100
ACG Acquisition Ireland II Limited	Ireland	100
ACG Acquisition (Bermuda) II Ltd.	Bermuda	100
ACG Acquisition XXIX LLC	Delaware	100
ACG Acquisition XXX LLC	Delaware	100
ACG Acquisition 31 LLC	Delaware	100
ACG Acquisition 32 LLC	Delaware	100
ACG Acquisition 33 LLC	Delaware	100
ACG Acquisition 36 LLC	Delaware	100
ACG Acquisition 39 LLC	Delaware	100
ACG Acquisition 35 LLC	Delaware	100
Boullioun Aviation Services Inc.	Washington	100
Boullioun Aircraft Holding Company, Inc.	Washington	100
Boullioun Portfolio Finance III LLC	Nevada	100
ACG ECA Bermuda Limited	Bermuda	100
ACG III Holding LLC	Delaware	100
ACG Trust III	Delaware	100
RAIN I LLC	Delaware	100
RAIN II LLC	Delaware	100
RAIN III LLC	Delaware	100
RAIN IV LLC	Delaware	100
RAIN V LLC	Delaware	100
RAIN VI LLC	Delaware	100
RAIN VII LLC	Delaware	100
RAIN VIII LLC	Delaware	100
ACG Acquisition 30271 LLC	Delaware	100
ACG Acquisition 30744 LLC	Delaware	100
ACG Acquisition 30745 LLC	Delaware	100
ACG Acquisition 30293 LLC	Delaware	100
ACG Acquisition 1176 LLC	Delaware	100
0179 Statutory Trust	Connecticut	100
ACG Acquisition 30277 LLC	Delaware	100
Bellevue Aircraft Leasing Limited	Ireland	100
Rainier Aircraft Leasing (Ireland) Limited	Ireland	100
ACG Acquisition (Cyprus) Ltd.	Cyprus	100
ACG Acquisition (Bermuda) III Ltd.	Bermuda	100
ACG 2006-ECA LLC	Delaware	100
ACG Acquisition 2692 LLC	Delaware	100
ACG ECA-2006 Ireland Limited	Ireland	100
ACG Acquisition 2987 LLC	Delaware	100
ACG Acquisition Aruba NV	Aruba	100
Aviation Capital Group Singapore Pte. Ltd.	Singapore	100
ACG International Ltd.	Bermuda	100
ACG Capital Partners Singapore Pte. Ltd.	Singapore	50
ACGCPS 2011 Pte. Ltd.	Singapore	100
ACG Capital Partners Bermuda Limited	Bermuda	100
Bellevue Coastal Leasing LLC	Washington	100
ACG Capital Partners LLC	Delaware	100
ACG Acquisition 30288 LLC	Delaware	100
ACG Capital Partners Ireland Limited	Ireland	100
ACG Trust 2009-1 Holding LLC	Delaware	100
ACG Funding Trust 2009-1	Delaware	100
ACG Acquisition 29677 LLC	Delaware	100
CIAF Leasing	Egypt	10
CIAF Leasing 1 Limited	Ireland	100
Pacific Asset Funding, LLC	Delaware	100
Pacific Life & Annuity Services, Inc.	Colorado	100
Bella Sera Holdings, LLC	Delaware	100
Pacific Life Re Holdings LLC	Delaware	100
Pacific Life Re Holdings Limited	U.K.	100
Pacific Life Re Services Limited	U.K.	100
Pacific Life Re Limited	U.K.	100
UnderwriteMe Limited	U.K.	51
Pacific Life Reinsurance (Barbados) Ltd.	Barbados	100
Pacific Alliance Excess Reinsurance Company	Vermont	100
Pacific Annuity Reinsurance Company	Arizona	100

# = Abbreviated structure

Item 29. Indemnification

(a)	The Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company (collectively referred to as “Pacific Life”) and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life shall indemnify and hold harmless PSD and PSD’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages, and liabilities incurred as the direct or indirect result of: (i) negligent, dishonest, fraudulent, unlawful, or criminal acts, statements, or omissions by Pacific Life or its employees, agents, officers, or directors; (ii) Pacific Life’s breach of this Agreement; (iii) Pacific Life’s failure to comply with any statute, rule, or regulation; (iv) a claim or dispute between Pacific Life and a Broker/Dealer (including its Representatives) and/or a Contract owner. Pacific Life shall not be required to indemnify or hold harmless PSD for expenses, losses, claims, damages, or liabilities that result from PSD’s misfeasance, bad faith, negligence, willful misconduct or wrongful act.

PSD shall indemnify and hold harmless Pacific Life and Pacific Life’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages and liabilities incurred as the direct or indirect result of: (i) PSD’s breach of this Agreement; and/or (ii) PSD’s failure to comply with any statute, rule, or regulation. PSD shall not be required to indemnify or hold harmless Pacific Life for expenses, losses, claims, damages, or liabilities that have resulted from Pacific Life’s willful misfeasance, bad faith, negligence, willful misconduct or wrongful act.

(b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker- Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 30. Principal Underwriters

(a)	PSD also acts as principal underwriter for Pacific Select Variable Annuity Separate Account, Separate Account A, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, COLI IV Separate Account, COLI V Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company, Separate Account I of Pacific Life Insurance Company, Separate Account I of Pacific Life & Annuity Company.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 31. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 32. Management Services

Not applicable

Item 33. Fee Representation

REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485 (a) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 19 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach, and State of California on the day of May 30, 2013.

PACIFIC SELECT EXEC SEPARATE ACCOUNT (Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY

By:
James T. Morris*
Director, Chairman and Chief Executive Officer

By:	PACIFIC LIFE INSURANCE COMPANY
(Depositor)

By:
James T. Morris*
Director, Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 19 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Name	Title	Date
	Director, Chairman and Chief Executive Officer	May 30, 2013
James T. Morris*

	Director and President	May 30, 2013
Khanh T. Tran*

	Executive Vice President and Chief Financial Officer	May 30, 2013
Adrian S. Griggs*

	Director, Senior Vice President and General Counsel	May 30, 2013
Sharon A. Cheever*

	Director, Vice President and Secretary	May 30, 2013
Jane M. Guon*

	Executive Vice President	May 30, 2013
Michael A. Bell*

	Senior Vice President and Chief Accounting Officer	May 30, 2013
Edward R. Byrd*

	Vice President and Treasurer	May 30, 2013
Joseph W. Krum

	Vice President and Controller	May 30, 2013
Brian D. Klemens*

*By:	/s/ SHARON A. CHEEVER	May 30, 2013
Sharon A. Cheever
as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 18 of the Registration Statement as filed of Form N-6 for Select Exec Separate Account File No. 333-150092, Accession No. 0000950123-13-002258, filed on April 15, 2013, Exhibit 18.)